Below, the main unrecorded committed amounts as of December 31, 2020: (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	R$ 2,870,300
Contractual obligations - investments	5,757,045
Total	8,627,345
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,147,112
Contractual obligations - investments	2,258,647
Total	3,405,759
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	745,388
Contractual obligations - investments	1,741,424
Total	2,486,812
Later Than Three Year And Not Later Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	187,150
Contractual obligations - investments	1,425,790
Total	1,612,940
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	790,650
Contractual obligations - investments	331,184
Total	R$ 1,121,834